Annual Operating Expenses - FidelityInternationalSmallCapFund-AMCIZPRO - FidelityInternationalSmallCapFund-AMCIZPRO - Fidelity International Small Cap Fund	Dec. 30, 2023
Fidelity Advisor International Small Cap Fund - Class A
Operating Expenses:
Management fee	0.93%	[1]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.25%
Total annual operating expenses	1.43%
Fidelity Advisor International Small Cap Fund - Class C
Operating Expenses:
Management fee	0.93%	[1]
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.26%	[2]
Total annual operating expenses	2.19%
Fidelity Advisor International Small Cap Fund - Class M
Operating Expenses:
Management fee	0.93%	[1]
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.26%	[2]
Total annual operating expenses	1.69%
Fidelity Advisor International Small Cap Fund - Class I
Operating Expenses:
Management fee	0.93%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.23%
Total annual operating expenses	1.16%
Fidelity Advisor International Small Cap Fund - Class Z
Operating Expenses:
Management fee	0.93%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.10%
Total annual operating expenses	1.03%

[1]	AThe management fee is comprised of a basic fee of 0.82% adjusted up or down by a maximum of 0.20% based on the fund's performance relative to that of the MSCI ACWI (All Country World Index) ex USA Small Cap Index. Please see "Fund Services - Fund Management - Advisory Fee(s)" for additional information.
[2]	BAdjusted to reflect current fees.